Plan of Conversion and Reorganization - Additional Information (Detail) (USD $)	0 Months Ended
	Apr. 01, 2014	Mar. 31, 2014	Mar. 31, 2013
Reorganization Items [Line Items]
Common stock, shares issued		30,530,470	30,530,470
Common stock, shares outstanding		26,528,999	26,166,652
Conversion rate	0.9791
Subsequent Event [Member]
Reorganization Items [Line Items]
Common stock, shares issued	17,059,448
Per share price of common stock	$ 10.00
Conversion rate	0.9791
Subsequent Event [Member] | Clifton MHC [Member]
Reorganization Items [Line Items]
Common stock, shares outstanding	9,737,241
Conversion rate	0.9791
ESOP [Member] | Subsequent Event [Member]
Reorganization Items [Line Items]
Common stock, shares issued	1,023,566